CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash		$ 1,511,760	$ 836,907
Trade receivables, net		12,138,342	8,215,687
Prepayment and other current assets		1,251,794	3,908,912
Amount due from related parties		501,637	451,133
Total current assets		15,403,533	13,412,639
Non-current assets:
Right-of-use assets		1,463,494	1,219,476
Intangible assets, net		5,174,257	0
Investment properties		2,445,292	0
Net investment in lease		2,970,685	0
Property and equipment, net		527,092	326,756
Prepayment and other non-current assets		422,849	374,860
Goodwill		5,808,574	0
Deferred tax assets		125,825	35,661
Total non-current assets		18,938,068	1,956,753
Total assets		34,341,601	15,369,392
Currents liabilities:
Trade and other payables		10,837,525	4,223,113
Amount due to related parties		503,007	307,258
Lease liabilities, current		429,634	226,707
Loans and borrowings, current		5,375,362	3,202,614
Total current liabilities		17,145,528	7,959,692
Non-current liabilities:
Loans and borrowings, non-current		627,526	144,365
Warrants liabilities		1,213,340	46,518
Deferred tax liabilities		645,722	38,363
Lease liabilities, non-current		1,099,767	985,879
Total non-current liabilities		3,586,355	1,215,125
Total liabilities		20,731,883	9,174,817
Equity
Share capital	[1]	24,825,837	5,280,406
Reserves		11,182,357	5,162,803
Accumulated deficit		(25,711,110)	(4,291,968)
Equity attributable to owners of the Company		10,297,084	6,151,241
Non-controlling interests		3,312,634	43,334
Total equity		13,609,718	6,194,575
Total liabilities and equity		$ 34,341,601	$ 15,369,392

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.